Changes in Finance Debt and Reconciliation with Cash Flows from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureFinanceDebtLineItems [Line Items]
Opening balance	$ 53,888
Cumulative translation adjustment (CTA)	(852)	$ (9,106)
Ending balance	35,700	53,888
Finance Debt [Member]
DisclosureFinanceDebtLineItems [Line Items]
Opening balance	53,888	63,260
Additions	1,885	17,023
Principal amortization	(20,245)	(24,551)
Interest amortization	(2,301)	(3,319)
Accrued interest	2,723	3,586
Foreign exchange/ inflation indexation charges	419	1,809
Cumulative translation adjustment (CTA)	(669)	(3,675)
Ending balance	35,700	53,888
Modification of contractual cash flows		(245)
BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Opening balance	8,854
Ending balance	4,517	8,854
BRAZIL | Finance Debt [Member]
DisclosureFinanceDebtLineItems [Line Items]
Opening balance	8,853	10,730
Additions		1,488
Principal amortization	(4,274)	(1,080)
Interest amortization	(267)	(352)
Accrued interest	316	399
Foreign exchange/ inflation indexation charges	233	142
Cumulative translation adjustment (CTA)	(344)	(2,474)
Ending balance	4,517	8,853
Foreign countries [member]
DisclosureFinanceDebtLineItems [Line Items]
Opening balance	45,034
Ending balance	31,183	45,034
Foreign countries [member] | Finance Debt [Member]
DisclosureFinanceDebtLineItems [Line Items]
Opening balance	45,035	52,530
Additions	1,885	15,535
Principal amortization	(15,971)	(23,471)
Interest amortization	(2,034)	(2,967)
Accrued interest	2,407	3,187
Foreign exchange/ inflation indexation charges	186	1,667
Cumulative translation adjustment (CTA)	(325)	(1,201)
Ending balance	31,183	45,035
Modification of contractual cash flows		(245)
Foreign countries [member] | Debt Restructuring [Member]
DisclosureFinanceDebtLineItems [Line Items]
Principal amortization	(1,102)	(1,176)
Interest amortization	(66)
Foreign countries [member] | Deposits Linked To Financing [Member]
DisclosureFinanceDebtLineItems [Line Items]
Interest amortization	72	162
Foreign countries [member] | Net Cash Used In Financing Activities [Member]
DisclosureFinanceDebtLineItems [Line Items]
Principal amortization	(21,413)	(25,727)
Interest amortization	$ (2,229)	$ (3,157)